UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104

13F File Number:  028-11826

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 835 3819

Signature, Place, and Date of Signing:

       /s/  Bart Stephens     San Francisco, CA     February 09, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $238,765 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRSPAN NETWORKS INC           COM              00950H102    13574  3668678 SH       SOLE                  3668678        0        0
ALIGN TECHNOLOGY INC           COM              016255101    12179   871800 SH       SOLE                   871800        0        0
ALVARION LTD                   SHS              M0861T100     2746   408660 SH       SOLE                   408660        0        0
ARRAY BIOPHARMA INC            COM              04269X105    14093  1090758 SH       SOLE                  1090758        0        0
AXESSTEL INC                   COM              05459T101     6509  3337900 SH       SOLE                  3337900        0        0
BIOCRYST PHARMACEUTICALS       COM              09058V103    16412  1419718 SH       SOLE                  1419718        0        0
CROSS A T CO                   CL A             227478104     1278   168159 SH       SOLE                   168159        0        0
CURIS INC                      COM              231269101     5294  4201857 SH       SOLE                  4201857        0        0
CYTOKINETICS INC               COM              23282W100     5095   681136 SH       SOLE                   681136        0        0
DECODE GENETICS INC            COM              243586104     4037   891126 SH       SOLE                   891126        0        0
EV3 INC                        COM              26928A200     6560   383044 SH       SOLE                   383044        0        0
GENTIUM S P A                  SPONSORED ADR    37250B104     4068   199879 SH       SOLE                   199879        0        0
IOMAI CORP                     COM              46202P103       99    19969 SH       SOLE                    19969        0        0
IVANHOE MINES LTD              COM              46579N103     4526   460400 SH       SOLE                   460400        0        0
METABASIS THERAPEUTICS INC     COM              59101M105      920   122278 SH       SOLE                   122278        0        0
MONOGRAM BIOSCIENCES INC       COM              60975U108    16919  9505015 SH       SOLE                  9505015        0        0
NEW FRONTIER MEDIA INC         COM              644398109    14024  1459358 SH       SOLE                  1459358        0        0
NOVAVAX INC                    COM              670002104     3280   800000 SH       SOLE                   800000        0        0
ORANGE 21 INC                  COM              685317109     3984   808197 SH       SOLE                   808197        0        0
PAIN THERAPEUTICS INC          COM              69562K100     1663   186856 SH       SOLE                   186856        0        0
PALATIN TECHNOLOGIES INC       COM NEW          696077304     2461  1206482 SH       SOLE                  1206482        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106      645    25058 SH       SOLE                    25058        0        0
REDENVELOPE INC                COM              75733R601     5733   812087 SH       SOLE                   812087        0        0
SANGAMO BIOSCIENCES INC        COM              800677106      416    63000 SH       SOLE                    63000        0        0
SEQUENOM INC                   COM NEW          817337405     4350   929589 SH       SOLE                   929589        0        0
SOLEXA INC                     COM              83420X105    15136  1151042 SH       SOLE                  1151042        0        0
SUPPORTSOFT INC                COM              868587106     9450  1724499 SH       SOLE                  1724499        0        0
SURMODICS INC                  COM              868873100    14770   474628 SH       SOLE                   474628        0        0
SYSTEMAX INC                   COM              871851101     5737   328771 SH       SOLE                   328771        0        0
THE9 LTD                       ADR              88337K104    35378  1098014 SH       SOLE                  1098014        0        0
TRAFFIC COM INC                COM              892717109     6254   789673 SH       SOLE                   789673        0        0
TRIPLE CROWN MEDIA INC         COM              89675K102       81    10434 SH       SOLE                    10434        0        0
ZHONE TECHNOLOGIES INC NEW     COM              98950P108     1094   835000 SH       SOLE                   835000        0        0